Other income	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Other Operating Income Explanatory
Note 5

Other income
UBS AG recognized

other income

of USD
996
m, compared

with USD
350
m in

the second

quarter of

2021. This
included an USD 848
m gain in

Asset Management on the

sale of UBS AG’s minority

shareholding in its Japanese
real

estate

joint

venture,

Mitsubishi

Corp.-UBS

Realty

Inc.

In

the

second

quarter

of

2021,

UBS AG

recognized
USD 101
m of gains from properties held for sale, income

of USD
45 m related to a legacy bankruptcy claim and a
gain of USD 37
m on the sale of UBS AG’s minority shareholding

in Clearstream Fund Centre.